Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash		$ 155,878	$ 158,170	$ 115,964			$ 65,441
Cash and cash equivalents		152,718	158,170	114,415
Restricted cash		3,160	0	1,549
Sales	$ 2,347
Advertising Expense		1,398	3,901	4,007
Defined Contribution Plan, Cost Recognized		9,884	7,438	6,197
Foreign Currency Transaction Gain (Loss), before Tax		306	559	1,323
Gains Losses On Intra-entity Foreign Currency Transactions Long Term Investment Nature		62	268	336
Operating lease, right-of-use asset		6,636	0
Operating lease, liability		6,294
Cash and Cash Equivalents, at Carrying Value, Total		57,079	70,448		¥ 397	¥ 484
Due to Related Parties, Noncurrent		8,043	6,705
Interest Rate Risk [Member]
Significant Accounting Policies [Line Items]
Due to Related Parties, Noncurrent		8,043
ASU 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	7,306
Operating lease, liability	$ 6,959
Inactivated Hepatitis A Vaccine And Combined Inactivated Hepatitis A And B Vaccine [Member]
Significant Accounting Policies [Line Items]
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 3,368	$ 2,880
Percentage of salesreturn provision		1.50%	1.40%
Seasonal Influenza Vaccine [Member]
Significant Accounting Policies [Line Items]
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 358	$ 0
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs		$ 7,253	$ 6,261	$ 5,759
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		28 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		49 years